Shareholder Fees {- Fidelity Managed Retirement 2025 Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Managed Retirement Funds Retail Combo PRO-11 | Fidelity Managed Retirement 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none